Class Shares	12 Months Ended
Mar. 31, 2019
Class Shares

16. Class Shares:

TMC issued First Series Model AA Class Shares (the “Model AA Class Shares”) on July 24, 2015. Presented below is additional information regarding the Model AA Class Shares:

Total number of shares issued	:	47,100,000 shares

Issue price	:	10,598 yen per share

Purchase price	:	10,121.09 yen per share

Voting rights	:	Model AA Class Shares shall have voting rights. The number of shares constituting one unit with respect to Model AA Class Shares shall be 100.

Restrictions on transfer	:	Model AA Class Shares shall have restrictions on transfer.

Dividends	:	(1) If the record date falls in the fiscal year ending on March 31, 2016 : 0.5% of the issue price
(2) If the record date falls in the fiscal year ending on March 31, 2017 through March 31, 2020 : the annual dividend rate for the previous fiscal year plus 0.5% of the issue price
(3) If the record date falls in the fiscal year ending on March 31, 2021 or later : 2.5% of the issue price

Shareholder’s right	:

(1)   Shareholder’s conversion right into Common Shares Shareholders of the Model AA Class Shares may demand TMC to acquire all or a part of their Model AA Class Shares in exchange for Common Shares on the first business day of April and October of every year, starting October 1, 2020.

(2)   Shareholder’s cash put option

Shareholders of the Model AA Class Shares may demand TMC to acquire all or a part of their Model AA Class Shares in exchange for cash on the last business day of March, June, September and December of each year, starting on September 1, 2020.

TMC’s right	:	TMC may acquire, on or after April 2, 2021, all of the outstanding Model AA Class Shares in exchange for cash.

The Model AA Class Shares will not be treated as shareholders’ equity because the shareholders of the Model AA Class Shares will have cash put options and hence, the Model AA Class Shares will be reported as mezzanine equity, a separate line item between liabilities and shareholders’ equity.

Unpaid dividends included in mezzanine equity as of March 31, 2018 and 2019 were ¥3,721 million and ¥4,969 million, respectively.

The difference between the issuance amount and initial carrying amount of the mezzanine equity is adjusted for accretion of the mezzanine equity over a period of time from the issuance date until the Class Shares can first be redeemed.